12. Share-Based Compensation (Details - Non-Employee assumptions) - Non Employee Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted-average expected dividend yield		0.00%
Weighted-average expected volatility		116.22%
Weighted-average risk-free interest rate		1.62%
Weighted-average expected life of option		7 years 7 months 6 days
Weighted-average exercise price	$ 13.86	$ 8.25
Model used		Black-Scholes
Non-Vested [Member]
Weighted-average expected dividend yield	0.00%
Weighted-average expected volatility	120.51%
Weighted-average risk-free interest rate	1.54%
Weighted-average expected life of option	10 years
Model used	Black-Scholes